Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Deferred tax asset
Summary of Net Deferred Tax Assets
The Company’s net deferred tax assets are as follows:

	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforward	$290,402	$—
Unrealized (gain) loss on marketable securities	(7,818)	1,361

Total deferred tax assets	282,584	1,361
Valuation Allowance	(282,584)	—

Deferred tax assets, net valuation allowance	$—	$1,361

Schedule of Provision (Benefit) For Income Taxes
The income tax provision consists of the following:

	As of December 31,
	2020	2019
Federal
Current	$—	$94,636
Deferred	(281,223)	(1,361)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	282,584	—

Income tax provision	$1,361	$93,275

Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liability	(19.2)%	(20.7)%
Transaction costs allocable to warrant liabilities	0.0%	(1.7)%
Valuation allowance	(1.9)%	0.0%

Income tax provision	(0.1)%	(1.4)%